11. Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 84,686	$ 149,844
Less: accumulated depreciation	(9,735)	(14,779)
Property plant and equipment, net before construction in progress and impairment	74,951	135,065
Construction in progress	3,482	4,560
Impairment of property, plant and equipment	(17,105)	(12,640)
Property plant and equipment, net	61,328	126,985
P V Solar Systems [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	80,683	145,865
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	905	1,121
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	713	699
Computers [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	2,058	1,853
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 327	$ 306